PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2017
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET
NOTE 5:	PROPERTY AND EQUIPMENT, NET

	December 31,
	2016	2017
Cost:
Computers and peripheral equipment	$9,607	$10,295
Office furniture and equipment	2,679	2,811
Leasehold improvements	7,142	7,779
Capitalized software	5,005	10,650

Total cost	24,433	31,535
Less: accumulated depreciation and amortization	(10,228)	(14,059)

Property and equipment, net	$14,205	$17,476

Depreciation and amortization from continued operations totaled $2,543, $4,003 and $3,567, for the years ended December 31, 2015, 2016 and 2017, respectively.

In connection with its 2015 restructuring plan, the Company recorded an impairment of $159 relating to disposal of certain office furniture and equipment (see Note 16) which are included in restructuring charges in the statement of income. In addition, in connection with its Growmobile platforms, the Company impaired software capitalized costs of $3,390, which are included as part of the loss from discontinued operations during 2015. No impairment was recognized during 2016 and 2017.

During 2017, the Company capitalized software development costs of $5,756 (including $31 of stock-based compensation). Amortization expense for the related capitalized internally developed software in 2017 totaled $843 and is included in Depreciation and amortization in the consolidated statements of income. During 2016, the Company capitalized software development costs of $4,591 (including $14 of stock-based compensation). Amortization expense for the related capitalized internally developed software in 2016 totaled $769 and is included in Net loss from discontinued operations in the accompanying consolidated statements of operations.